Commitments and Contingencies (Summary of Rental Expenses) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 3,934
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	1,088
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	885
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	724
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	387
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	290
Thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 560